FLAC Merger and Capital Reorganization	12 Months Ended
Dec. 31, 2022
Disclosure Of Business Combinations [Abstract]
FLAC Merger and Capital Reorganization
Note 4 — FLAC Merger and Capital Reorganization
Prior to November 22, 2022, NewAmsterdam Pharma Company N.V. was a shell company with no active trade or business, and all relevant assets and liabilities, as well as income and expenses, were borne by NewAmsterdam Pharma Holding B.V. (“
NewAmsterdam Pharma
”). FLAC was a special purpose acquisition company (“
SPAC
”) incorporated on October 7, 2020 as a Cayman Islands exempted company formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or a similar business combination. FLAC completed its initial public offering on December 11, 2020 and listed on the Nasdaq.
On July 25, 2022, FLAC entered into a Business Combination Agreement (“
Business Combination Agreement
”) with NewAmsterdam Pharma, the Company, and NewAmsterdam Pharma Investment Corporation, a Cayman Islands exempted company and wholly owned subsidiary of the Company.
On November 22, 2022 (the “
Closing Date
”), Pursuant to the terms of the Business Combination Agreement, the following transactions occurred (collectively, the “
Business Combination
”).

•
On the date prior to the Closing Date, the shareholders of NewAmsterdam Pharma (“
Participating Shareholders
”) exchanged their interest for ordinary shares in the share capital of the Company (“
Ordinary Shares
”) such that the Company became the direct parent of NewAmsterdam Pharma (the “
Exchange
”). The Exchange is accounted for as a capital reorganization, with NewAmsterdam Pharma being the accounting predecessor. In connection with the Exchange, 17,016,872 NewAmsterdam Pharma shares of €0.01 par value were exchanged at a ratio of approximately 2.13 for 36,258,312 Ordinary Shares, €0.12 par value per share which resulted in a €4.2 million increase in share capital and an offsetting decrease in share premium (See Note 19).

•
Immediately after giving effect to the Exchange, a subsidiary of the Company merged with and into FLAC (the “
Merger
”), with FLAC surviving as a wholly owned subsidiary of the Company. The merger of FLAC constituted a transaction by the Company which is accounted for within the scope of IFRS 2, as the acquired company of FLAC does not meet the definition of a business pursuant to IFRS 3, Business Combinations.

In exchange, the Company received the following identifiable net assets held by FLAC on the Closing Date:

2022
Fair value of shares issued to FLAC shareholders	126,667
Less FLAC identifiable net assets:
Cash held in FLAC’s trust account	69,779
Derivative warrant liabilities assumed	(3,712)

Total FLAC identifiable net assets	66,067

Share listing expense — share-based compensation for listing cost	60,600

In accordance with IFRS 2, the difference between the fair value of the net assets contributed by FLAC and the fair value of equity instruments provided to former FLAC shareholders is treated as an expense, resulting in a

€60.6 million share listing expense classified within the loss for the year (See Note 9) and an increase in equity representing the fair value of the shares issued at a price of $9.87.

•
Immediately following the Merger, each outstanding warrant to purchase a Class A ordinary share, par value $0.0001 per share, of FLAC became a warrant to purchase one Ordinary Share, on the same contractual terms which resulted in the issuance of 167,000 Private Placement Warrants and 4,600,000 Public Warrants (collectively, the “
Warrants
”).

•
Each NewAmsterdam Pharma option that was outstanding and unexercised remained outstanding, and to the extent unvested, such option will continue to vest in accordance with its applicable terms, and at the time of the Exchange, such NewAmsterdam Pharma options became options to purchase, and will when exercised be settled in Ordinary Shares.

•
In addition to the transactions described above, 8,656,330 Ordinary Shares were issued to Saga Investments Coöperatief U.A. (“
Amgen
”) and Mitsubishi Tanabe Pharma Corporation (“
MTPC
”) pursuant to their profit rights granted upon the acquisition of Dezima Pharma B.V. (See Note 15).

•
Following the Merger, upon the achievement of a certain clinical development milestone, the Company will issue to the Participating Shareholders, Amgen, MTPC and holders of options to purchase shares of NewAmsterdam Pharma prior to the closing of the Business Combination, who were directors, officers, employees or consultants of NewAmsterdam Pharma as of the date of the Business Combination Agreement and who are at the time of achievement of such milestone still providing services to the Group (the “
Participating Optionholders
”), 1,886,137 additional Ordinary Shares (the “
Earnout Shares
”), which in the case of the Participating Optionholders will take the form of awards of restricted stock units. As a result, 1,725,358 Earnout Shares are currently allocated to the Participating Shareholder, including Amgen and MTPC which is discussed in Note 17. Additionally, 160,778 Earnout Shares are currently allocated to Participating Optionholders discussed in Note 17.

•
The Company raised an additional €228.3 million in net equity proceeds through a private placement of ordinary shares with existing shareholders of NewAmsterdam Pharma, FLAC and other new investors (the “
PIPE Financing
”). The PIPE Financing was treated as a capital contribution, which resulted in increases of €2.8 million and €225.5 million to share capital and share premium, respectively.

Both the Merger and PIPE Financing closed as of November 22, 2022. Upon consummation of the transactions, the Company’s Ordinary Shares began trading on the Nasdaq under the ticker NAMS. The Public Warrants are traded under the ticker NAMSW. The Company incurred incremental transaction costs directly attributable to the issuance of new shares to FLAC shareholders and the PIPE Financing of €2.5 million, which is netted against the equity proceeds as a reduction in share premium.
The Company also amended existing share-based compensation agreements held by employees of NewAmsterdam Pharma Holding prior to the Merger (see Note 20), in addition to making additional share-based payments to key management personnel (see Note 23).